Notes to the consolidated statements of income - Disaggregation of revenue by categories (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue
Revenue	€ 4,825,276	€ 4,756,680	€ 9,529,494	€ 9,305,049
Inter-segment eliminations
Revenue
Revenue	(372,006)	(383,199)	(733,864)	(749,488)
Care Delivery
Revenue
Revenue	3,872,542	3,821,582	7,628,089	7,468,971
Care Delivery | Segments
Revenue
Revenue	3,872,542	3,821,582	7,628,089	7,468,971
Care Delivery | US
Revenue
Revenue	3,119,875	3,066,295	6,122,591	5,996,233
Care Delivery | International
Revenue
Revenue	752,667	755,287	1,505,498	1,472,738
Care Enablement
Revenue
Revenue	952,734	935,098	1,901,405	1,836,078
Care Enablement | Segments
Revenue
Revenue	1,324,740	1,318,297	2,635,269	2,585,566
Care Enablement | Inter-segment eliminations
Revenue
Revenue	€ (372,006)	€ (383,199)	€ (733,864)	€ (749,488)